RECOURSE LOANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 30, 2009 Recourse Loans	Dec. 31, 2012 Recourse Loans	Dec. 31, 2011 Recourse Loans	Dec. 31, 2012 Recourse Loans Minimum	Dec. 31, 2012 Recourse Loans Maximum
RECOURSE LOANS
Loans provided	$ 1,048	$ 509		$ 1,795	$ 1,048	$ 509
Term of loan				1 year			5 years	10 years
Interest rate (as a percent)				4.00%	1.00%
Repayment of recourse loans	26		1,713		26
Interest of recourse loans					$ 13